Quarterly Holdings Report
for

Fidelity® Mid-Cap Stock Fund

January 31, 2020

MCS-QTLY-0320
1.813018.115

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value (000s)
COMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.6%
Cogent Communications Group, Inc.	373,000	$26,457
Iridium Communications, Inc. (a)	676,300	17,279
		43,736
Entertainment - 0.4%
WME Entertainment Parent, LLC Class A (a)(b)(c)(d)	8,815,374	26,182
Media - 0.6%
Nexstar Broadcasting Group, Inc. Class A	228,700	27,707
Sinclair Broadcast Group, Inc. Class A	565,800	16,929
		44,636
Wireless Telecommunication Services - 0.4%
Sprint Corp. (a)	7,271,200	31,775

TOTAL COMMUNICATION SERVICES		146,329

CONSUMER DISCRETIONARY - 14.9%
Automobiles - 1.0%
Aston Martin Lagonda Global Holdings PLC (a)(e)(f)	2,989,600	19,691
Fiat Chrysler Automobiles NV (e)	3,742,463	48,727
		68,418
Hotels, Restaurants & Leisure - 2.7%
ARAMARK Holdings Corp.	1,198,725	52,912
Drive Shack, Inc. (a)	3,199,448	12,094
Dunkin' Brands Group, Inc.	390,300	30,479
Wyndham Hotels & Resorts, Inc.	1,129,969	64,600
Wynn Resorts Ltd.	293,300	37,003
		197,088
Household Durables - 3.9%
D.R. Horton, Inc.	1,175,281	69,577
Lennar Corp. Class A	568,774	37,744
Mohawk Industries, Inc. (a)	193,577	25,490
NVR, Inc. (a)	38,287	146,137
		278,948
Leisure Products - 1.6%
American Outdoor Brands Corp. (a)	2,147,113	20,226
New Academy Holding Co. LLC unit (a)(c)(d)(g)	294,000	9,267
Peloton Interactive, Inc.	2,507,776	77,094
Peloton Interactive, Inc. Class A (a)(e)	179,300	5,802
		112,389
Multiline Retail - 1.3%
Dollar General Corp.	433,239	66,463
Dollar Tree, Inc. (a)	310,900	27,070
		93,533
Specialty Retail - 2.3%
AutoZone, Inc. (a)	33,909	35,874
Best Buy Co., Inc.	287,398	24,340
National Vision Holdings, Inc. (a)	1,650,267	56,307
Ross Stores, Inc.	466,100	52,292
		168,813
Textiles, Apparel & Luxury Goods - 2.1%
Allbirds, Inc. (a)(c)(d)	53,875	613
Brunello Cucinelli SpA	2,066,200	75,208
PVH Corp.	303,686	26,472
Tapestry, Inc.	1,091,074	28,117
Under Armour, Inc. Class A (sub. vtg.) (a)(e)	1,090,475	22,006
		152,416

TOTAL CONSUMER DISCRETIONARY		1,071,605

CONSUMER STAPLES - 4.1%
Food & Staples Retailing - 1.9%
Kroger Co.	1,189,554	31,951
Performance Food Group Co. (a)	971,495	50,314
U.S. Foods Holding Corp. (a)	1,278,471	51,356
		133,621
Food Products - 1.6%
Bunge Ltd.	457,473	23,985
Conagra Brands, Inc.	1,195,194	39,346
Greencore Group PLC	15,726,184	51,002
		114,333
Personal Products - 0.6%
Coty, Inc. Class A	1,438,537	14,759
Edgewell Personal Care Co. (a)	1,192,502	30,790
		45,549

TOTAL CONSUMER STAPLES		293,503

ENERGY - 4.1%
Energy Equipment & Services - 0.7%
Borr Drilling Ltd. (a)(e)	2,121,700	11,123
Oceaneering International, Inc. (a)	1,964,602	24,381
Pacific Drilling SA (a)	915,186	1,684
TechnipFMC PLC	656,738	10,843
		48,031
Oil, Gas & Consumable Fuels - 3.4%
Cabot Oil & Gas Corp.	1,469,659	20,707
Cheniere Energy, Inc. (a)	726,800	43,056
GasLog Ltd. (e)	1,148,696	7,444
Golar LNG Ltd.	1,949,445	18,754
Hess Corp.	981,169	55,505
Kosmos Energy Ltd.	7,070,662	36,131
New Fortress Energy LLC	1,274,000	19,174
The Williams Companies, Inc.	2,211,765	45,761
		246,532

TOTAL ENERGY		294,563

FINANCIALS - 21.8%
Banks - 9.1%
Bank of Hawaii Corp.	461,662	41,365
BB&T Corp.	795,844	41,042
Cullen/Frost Bankers, Inc.	681,672	60,778
First Horizon National Corp.	3,370,162	53,923
Huntington Bancshares, Inc.	6,834,000	92,737
M&T Bank Corp.	619,039	104,320
OTP Bank PLC	365,400	16,961
Prosperity Bancshares, Inc.	912,652	64,068
Signature Bank	603,100	85,574
UMB Financial Corp.	615,000	40,873
Wintrust Financial Corp.	853,300	53,997
		655,638
Capital Markets - 3.3%
Cboe Global Markets, Inc.	212,300	26,160
Lazard Ltd. Class A	851,416	35,725
Northern Trust Corp.	509,300	49,815
Raymond James Financial, Inc.	295,208	26,991
The NASDAQ OMX Group, Inc.	456,700	53,187
TPG Specialty Lending, Inc.	1,917,826	41,387
		233,265
Consumer Finance - 0.2%
Shriram Transport Finance Co. Ltd.	1,222,100	17,386
Insurance - 7.7%
American Financial Group, Inc.	572,066	62,235
Arch Capital Group Ltd. (a)	1,784,300	78,795
Axis Capital Holdings Ltd.	639,585	41,093
Beazley PLC	2,866,600	20,498
First American Financial Corp.	1,023,484	63,436
FNF Group	1,152,575	56,188
Globe Life, Inc.	487,393	50,816
Hartford Financial Services Group, Inc.	822,195	48,740
Hiscox Ltd.	955,807	16,572
Principal Financial Group, Inc.	555,800	29,430
Reinsurance Group of America, Inc.	577,152	83,139
		550,942
Thrifts & Mortgage Finance - 1.5%
Radian Group, Inc.	4,268,297	104,531

TOTAL FINANCIALS		1,561,762

HEALTH CARE - 8.1%
Health Care Equipment & Supplies - 1.7%
Boston Scientific Corp. (a)	1,049,585	43,946
Hologic, Inc. (a)	716,230	38,333
ResMed, Inc.	258,606	41,111
		123,390
Health Care Providers & Services - 3.1%
Centene Corp. (a)	610,066	38,318
Henry Schein, Inc. (a)	628,600	43,336
Molina Healthcare, Inc. (a)	581,839	71,549
Universal Health Services, Inc. Class B	485,997	66,635
		219,838
Life Sciences Tools & Services - 1.5%
Bruker Corp.	1,105,900	54,709
Lonza Group AG	135,324	55,664
		110,373
Pharmaceuticals - 1.8%
Catalent, Inc. (a)	1,181,481	72,188
Recordati SpA	685,400	29,364
Zogenix, Inc. (a)	502,300	25,301
		126,853

TOTAL HEALTH CARE		580,454

INDUSTRIALS - 13.5%
Aerospace & Defense - 2.3%
Huntington Ingalls Industries, Inc.	360,134	93,995
Kratos Defense & Security Solutions, Inc. (a)	2,197,800	40,308
Space Exploration Technologies Corp.:
Class A (a)(c)(d)	139,629	29,881
Class C (a)(c)(d)	2,034	435
		164,619
Air Freight & Logistics - 0.8%
XPO Logistics, Inc. (a)	680,874	60,543
Commercial Services & Supplies - 1.4%
IAA Spinco, Inc. (a)	619,539	29,279
KAR Auction Services, Inc. (e)	615,250	12,933
Stericycle, Inc. (a)(e)	587,700	36,837
U.S. Ecology, Inc.	366,181	19,777
		98,826
Construction & Engineering - 0.8%
AECOM (a)	1,159,164	55,906
Electrical Equipment - 3.1%
AMETEK, Inc.	801,841	77,899
Generac Holdings, Inc. (a)	569,942	59,040
Melrose Industries PLC	17,688,341	54,470
Regal Beloit Corp.	369,509	28,992
		220,401
Machinery - 2.9%
Allison Transmission Holdings, Inc.	672,078	29,706
Donaldson Co., Inc.	1,460,783	75,742
Fortive Corp.	380,165	28,486
Gardner Denver Holdings, Inc. (a)	1,031,478	36,421
Pentair PLC	887,320	38,093
		208,448
Marine - 0.3%
Goodbulk Ltd. (a)(d)	1,491,322	21,888
Professional Services - 0.7%
Equifax, Inc.	350,859	52,594
Road & Rail - 1.2%
Knight-Swift Transportation Holdings, Inc. Class A	1,334,122	49,469
Lyft, Inc.	778,789	36,977
		86,446

TOTAL INDUSTRIALS		969,671

INFORMATION TECHNOLOGY - 10.2%
Communications Equipment - 0.2%
Ericsson (B Shares)	1,989,300	15,641
Electronic Equipment & Components - 3.0%
Amphenol Corp. Class A	1,093,169	108,738
Fabrinet (a)	1,088,312	68,607
Keysight Technologies, Inc. (a)	417,580	38,831
		216,176
IT Services - 6.2%
Akamai Technologies, Inc. (a)	545,200	50,894
Black Knight, Inc. (a)	1,179,306	78,919
Euronet Worldwide, Inc. (a)	145,900	23,000
Fiserv, Inc. (a)	597,000	70,810
FleetCor Technologies, Inc. (a)	60,538	19,083
Leidos Holdings, Inc.	629,625	63,258
Verra Mobility Corp. (a)	1,917,500	30,546
WNS Holdings Ltd. sponsored ADR (a)	1,570,189	112,049
		448,559
Software - 0.8%
Citrix Systems, Inc.	444,700	53,907

TOTAL INFORMATION TECHNOLOGY		734,283

MATERIALS - 3.3%
Chemicals - 1.5%
International Flavors & Fragrances, Inc. (e)	320,939	42,078
LG Chemical Ltd.	83,610	23,233
Nutrien Ltd.	480,700	20,519
Olin Corp.	1,326,893	19,731
		105,561
Containers & Packaging - 0.3%
Avery Dennison Corp.	138,569	18,186
Metals & Mining - 1.5%
Franco-Nevada Corp.	333,700	37,931
Newcrest Mining Ltd.	1,260,979	25,245
Novagold Resources, Inc. (a)	5,102,576	46,538
		109,714

TOTAL MATERIALS		233,461

REAL ESTATE - 8.1%
Equity Real Estate Investment Trusts (REITs) - 8.1%
Apartment Investment & Management Co. Class A	889,271	46,873
Cousins Properties, Inc.	1,276,873	52,262
Gaming & Leisure Properties	965,500	45,625
Healthcare Realty Trust, Inc.	1,676,006	60,437
Healthcare Trust of America, Inc.	1,609,184	51,542
National Retail Properties, Inc.	1,023,954	57,341
SBA Communications Corp. Class A	172,200	42,974
Spirit Realty Capital, Inc.	772,907	40,794
Taubman Centers, Inc.	904,673	23,901
VEREIT, Inc.	5,973,380	58,300
VICI Properties, Inc. (e)	3,783,752	101,405
		581,454
UTILITIES - 5.1%
Electric Utilities - 3.5%
Alliant Energy Corp.	1,497,900	88,915
IDACORP, Inc.	585,264	65,661
OGE Energy Corp.	2,115,427	96,992
		251,568
Gas Utilities - 1.6%
Atmos Energy Corp.	707,100	82,752
Spire, Inc.	324,430	27,356
		110,108

TOTAL UTILITIES		361,676

TOTAL COMMON STOCKS
(Cost $5,134,784)		6,828,761

Convertible Preferred Stocks - 0.6%
CONSUMER DISCRETIONARY - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Allbirds, Inc.:
Series A (a)(c)(d)	21,265	242
Series B (a)(c)(d)	3,735	42
Series C (a)(c)(d)	35,700	406
Series D (c)(d)	68,801	782
Series Seed (a)(c)(d)	101,339	1,152
Bolt Threads, Inc. Series D (a)(c)(d)	976,285	13,844
		16,468
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Sweetgreen, Inc.:
Series C (c)(d)	3,889	57
Series D (c)(d)	62,561	923
Series I (c)(d)	147,450	2,175
		3,155
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.3%
Butterfly Network, Inc. Series D (a)(c)(d)	1,647,945	20,566
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series H (a)(c)(d)	18,837	4,031
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $41,349)		44,220
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Pacific Drilling SA 12% 4/1/24 pay-in-kind (f)(h)
(Cost $444)	437	147
	Shares	Value (000s)

Other - 0.1%
Other - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (b)(c)(d)	15,731,366	929
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23 (b)(c)(d)	13,598,541	8,839
TOTAL OTHER
(Cost $20,404)		9,768

Money Market Funds - 5.8%
Fidelity Cash Central Fund 1.58% (i)	295,800,055	295,859
Fidelity Securities Lending Cash Central Fund 1.59% (i)(j)	119,933,824	119,946
TOTAL MONEY MARKET FUNDS
(Cost $415,758)		415,805
TOTAL INVESTMENT IN SECURITIES - 101.7%
(Cost $5,612,739)		7,298,701
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(122,963)
NET ASSETS - 100%		$7,175,738

Legend

 (a) Non-income producing

 (b) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $120,366,000 or 1.7% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security is on loan at period end.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,838,000 or 0.3% of net assets.

 (g) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Allbirds, Inc.	10/9/18	$591
Allbirds, Inc. Series A	10/9/18	$233
Allbirds, Inc. Series B	10/9/18	$41
Allbirds, Inc. Series C	10/9/18	$392
Allbirds, Inc. Series D	12/23/19	$887
Allbirds, Inc. Series Seed	10/9/18 - 1/23/20	$1,012
Bolt Threads, Inc. Series D	12/13/17	$15,659
Butterfly Network, Inc. Series D	5/4/18	$16,924
New Academy Holding Co. LLC unit	8/1/11	$30,988
Space Exploration Technologies Corp. Class A	4/8/16 - 9/11/17	$14,283
Space Exploration Technologies Corp. Class C	9/11/17	$275
Space Exploration Technologies Corp. Series H	8/4/17	$2,543
Sweetgreen, Inc. Series C	9/13/19	$67
Sweetgreen, Inc. Series D	9/13/19	$1,070
Sweetgreen, Inc. Series I	9/13/19	$2,521
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$6,804
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23	10/5/16 - 4/5/18	$13,599
WME Entertainment Parent, LLC Class A	8/16/16	$16,624

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$7,640
Fidelity Securities Lending Cash Central Fund	1,180
Total	$8,820

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Goodbulk Ltd.	$25,046	$--	$194	$2,395	$34	$(2,998)	$--
Total	$25,046	$--	$194	$2,395	$34	$(2,998)	$--

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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